Lease Liabilities - Summary of Supplemental Cash Flow Information Related to Finance Leases (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from finance leases	$ 637,191	$ 296,603
Financing cash flows from finance leases	1,524,548	904,193
Right-of-use assets obtained in exchange for finance lease obligations	$ 8,816,902	$ 5,309,686